Share Based Compensation (Details) - USD ($)									6 Months Ended
	Oct. 21, 2025	Jan. 21, 2025	Dec. 21, 2024	Nov. 28, 2024	Nov. 01, 2024	Oct. 21, 2024	Oct. 01, 2024	Aug. 06, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation [Line Items]
Recognized share based compensation (in Dollars)									$ 223,933
Unrecognized compensation expense- (in Dollars)									$ 694,267
Weighted average period									2 years 6 months 3 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Recognized share based compensation (in Dollars)									$ 223,933
2024 Equity Incentive Plan [Member]
Share-based Compensation [Line Items]
Restricted shares granted				20,000	60,000	26,000	60,000	166,000
Vested shares			6,500		20,000
2024 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation [Line Items]
Vested shares		6,500
Forecast [Member] | 2024 Equity Incentive Plan [Member]
Share-based Compensation [Line Items]
Vested shares	13,000